INCOME TAXES Q (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Effective tax rate	7.40%	19.10%	15.90%	(5.80%)